Exceptional items (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2018	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Exceptional items
Past service credit		$ (3)	$ (10)		$ (43)
Exceptional items-cost of sales		7,778	7,210	[1]	5,786	[1]
Total selling, general and administrative expense		433	450	[1]	462	[1]
Finance expense		654	671	[1]	681	[1]
Total exceptional items		219	(1)	[1]	106	[1]
Repayment of principal amount outstanding		443	$ 4,385	[2]	2,604	[2]
6.000% Senior Notes due 2021
Exceptional items
Repayment of principal amount outstanding	$ 440
Stated interest rate	6.00%		6.00%
Exceptional items
Exceptional items
Exceptional items-cost of sales		124	$ 100	[1]	15	[1]
Total selling, general and administrative expense		19	49	[1]	130	[1]
Finance expense		28	132	[1]	97	[1]
Exceptional items-finance income					(88)
Total exceptional items		357	281	[1]	242	[1]
Exceptional items - cost of sales
Exceptional items
Exceptional impairment-property, plant and equipment		11	54		9
Restructuring costs		57	38		15
Start-up costs		48	8		5
Non-cash inventory adjustment					10
Past service credit		8			(24)
Exceptional items-cost of sales		124	100		15
Exceptional items - SGA expenses
Exceptional items
Transaction related costs - acquisition, integration and IPO		19	49		128
Restructuring and other costs					2
Total selling, general and administrative expense		19	49		130
Exceptional items - impairment of intangible assets
Exceptional items
Impairment- goodwill		186
Exceptional items - impairment of intangible assets		186
Exceptional items - finance expense
Exceptional items
Debt refinancing and settlement costs		22	117		157
Exceptional loss on derivative financial instruments		6	15		11
Interest payable on acquisition notes					17
Finance expense		28	132		185
Exceptional items - finance income
Exceptional items
Exceptional gain on derivative financial instruments					(88)
Exceptional items-finance income					(88)
Exceptional items - capacity realignment programs
Exceptional items
Exceptional items-cost of sales		116			31
Metal Packaging Europe and Glass Packaging North America | Exceptional items - cost of sales
Exceptional items
Past service credit		8
Metal Packaging Europe | Exceptional items - cost of sales
Exceptional items
Exceptional items-cost of sales		27	54		15
Glass Packaging Europe | Exceptional items - cost of sales
Exceptional items
Exceptional items-cost of sales		5
Glass Packaging North America | Exceptional items - cost of sales
Exceptional items
Past service credit					24
Exceptional items-cost of sales		78	43		5
Glass Packaging North America | Exceptional items - impairment of intangible assets
Exceptional items
Impairment- goodwill		186
Metal Packaging Americas | Exceptional items - cost of sales
Exceptional items
Exceptional items-cost of sales		$ 6	3		11
Cross currency interest rate swaps (CCIRS)
Exceptional items
Contract value	$ 440		500
Cross currency interest rate swaps (CCIRS) | Exceptional items - finance expense
Exceptional items
Exceptional loss on derivative financial instruments	$ 6		15
Cumulative losses recycled from other comprehensive income			$ 12
Loss on hedge ineffectiveness					$ 11

[1]	The consolidated income statements for the years ended December 31, 2017 and 2016 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in Notes 2 and 26 to these consolidated financial statements
[2]	The consolidated statements of cash flows for the years ended December 31, 2017 and 2016 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in Notes 2 and 26 to these consolidated financial statements